ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 18. ACCRUED LIABILITIES

Principal components of accrued liabilities consist of:

($ in thousands)	December 31, 2010	December 31, 2009

Compensated absences	$245	$224
Wages and sales commissions	117	114
Customer deposits	199	50
Liquidated damages	165	418
Royalties	251	251
Professional fees	14	23
Board of directors fees	376	216
Income Taxes	163	36
Interest and dividends	121	169
Other	171	171
	1,822	$1,672